UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------

      This Amendment (Check only one):         [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Aragon Global Management, LLC
Address:   180 North Stetson Ave, Suite 5350
           Prudential Plaza
           Chicago, IL 60601

Form 13F File Number: 28-12796
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Stephens
Title:  Chief Financial Officer
Phone:  (312) 267-6810

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Stephens                        Chicago, IL         November 15, 2010
---------------------------------     -----------------      -----------------
     [Signature]                        [City, State]            [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------
Form 13F Information Table Entry Total:              16
                                               -------------
Form 13F Information Table Value Total:           $24,303
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                  ARAGON GLOBAL MANAGEMENT, LLC
                                                            FORM 13F
                                                Quarter Ended September 30, 2010

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
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
APPLE INC                  COM              037833100    3,702   13,048 SH       SOLE                13,048
BAIDU INC                  SPON ADR REP A   056752108    1,876   18,283 SH       SOLE                18,283
BANCO BRADESCO S A         SP ADR PFD NEW   059460303    1,303   63,919 SH       SOLE                63,919
BARCLAYS BK PLC            IPATH S&P ST ETN 06740C527      552   31,902 SH       SOLE                31,902
CABLEVISION SYS CORP       CL A NY CABLVS   12686C109    1,547   59,065 SH       SOLE                59,065
DEERE & CO                 COM              244199105      385    5,516 SH       SOLE                 5,516
DIRECTV                    COM CL A         25490A101      595   14,288 SH       SOLE                14,288
DISCOVERY COMMUNICATNS NEW COM SER A        25470F104      900   20,677 SH       SOLE                20,677
DOLLAR TREE INC            COM              256746108    1,172   24,046 SH       SOLE                24,046
FOCUS MEDIA HLDG LTD       SPONSORED ADR    34415V109    1,886   77,765 SH       SOLE                77,765
HDFC BANK LTD              ADR REPS 3 SHS   40415F101    1,520    8,247 SH       SOLE                 8,247
ISHARES SILVER TRUST       ISHARES          46428Q109    1,058   49,660 SH       SOLE                49,660
ITAU UNIBANCO HLDG SA      SPON ADR REP PFD 465562106    2,029   83,932 SH       SOLE                83,932
MILLICOM INTL CELLULAR S A SHS NEW          L6388F110    2,693   28,065 SH       SOLE                28,065
SPDR GOLD TRUST            GOLD SHS         78463V107    2,200   17,203 SH       SOLE                17,203
WILLIAMS SONOMA INC        COM              969904101      885   27,926 SH       SOLE                27,926
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